Quarterly Holdings Report
for
Fidelity® MSCI Financials Index ETF
October 31, 2025
T04-NPRT1-1225
1.9584809.111

Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BANKS – 28.9%
Diversified Banks – 22.7%
Bank of America Corp.	1,977,006	$105,670,971
Citigroup, Inc.	508,652	51,490,842
Comerica, Inc.	36,894	2,822,391
Fifth Third Bancorp	185,773	7,731,872
First Citizens BancShares, Inc. Class A	2,557	4,666,065
JPMorgan Chase & Co.	767,722	238,853,669
KeyCorp	258,455	4,546,223
PNC Financial Services Group, Inc.	109,236	19,941,032
U.S. Bancorp	431,939	20,162,913
Wells Fargo & Co.	890,017	77,404,778
		533,290,756
Regional Banks – 6.2%
1st Source Corp.	5,143	305,700
Amalgamated Financial Corp.	6,159	167,894
Amerant Bancorp, Inc.	8,677	145,513
Ameris Bancorp	18,235	1,305,991
Arrow Financial Corp.	1	17
Associated Banc-Corp.	45,992	1,139,222
Atlantic Union Bankshares Corp.	39,205	1,274,947
Axos Financial, Inc. (a)	14,948	1,165,645
Banc of California, Inc.	32,619	553,544
BancFirst Corp.	5,636	613,535
Bancorp, Inc. (a)	12,236	799,867
Bank First Corp.	2,528	308,719
Bank of Hawaii Corp.	10,726	696,439
Bank OZK	30,225	1,359,823
BankUnited, Inc.	20,304	813,784
Banner Corp.	9,498	573,584
Bar Harbor Bankshares	5,110	149,876
Beacon Financial Corp.	23,486	571,649
BOK Financial Corp.	6,340	663,037
Burke & Herbert Financial Services Corp.	3,599	211,837
Business First Bancshares, Inc.	8,643	211,926
Byline Bancorp, Inc.	8,352	223,332
Cadence Bank	43,307	1,634,406
Camden National Corp.	5,361	204,522
Capital City Bank Group, Inc.	3,801	147,859
Capitol Federal Financial, Inc.	32,364	195,479
Cathay General Bancorp	18,215	827,872
Central Pacific Financial Corp.	6,737	192,072
Citizens Financial Group, Inc.	121,890	6,200,544
City Holding Co.	3,712	437,571
Coastal Financial Corp. (a)	3,755	399,908
Columbia Banking System, Inc.	84,188	2,256,238
Columbia Financial, Inc. (a)	6,552	96,642
Commerce Bancshares, Inc.	34,484	1,814,893
Community Financial System, Inc.	14,406	799,245
Community Trust Bancorp, Inc.	4,344	222,391

	Shares	Value

ConnectOne Bancorp, Inc.	13,223	$318,145
Cullen/Frost Bankers, Inc.	17,025	2,096,459
Customers Bancorp, Inc. (a)	8,678	582,467
CVB Financial Corp.	39,084	717,973
Dime Community Bancshares, Inc.	12,247	321,484
Eagle Bancorp, Inc.	8,491	142,224
East West Bancorp, Inc.	38,487	3,910,279
Eastern Bankshares, Inc.	56,325	987,377
Enterprise Financial Services Corp.	10,051	526,371
Equity Bancshares, Inc. Class A	4,574	185,293
Esquire Financial Holdings, Inc.	1,879	176,250
Farmers National Banc Corp.	10,384	134,784
FB Financial Corp.	10,657	575,585
First BanCorp	42,840	834,952
First Bancorp/Southern Pines NC	11,063	536,998
First Busey Corp.	24,593	549,900
First Commonwealth Financial Corp.	28,383	433,976
First Community Bankshares, Inc.	4,016	129,877
First Financial Bancorp	26,474	619,756
First Financial Bankshares, Inc.	32,859	1,015,015
First Financial Corp.	3,524	187,900
First Hawaiian, Inc.	36,079	885,018
First Horizon Corp.	142,384	3,041,322
First Interstate BancSystem, Inc. Class A	25,609	800,281
First Merchants Corp.	16,639	590,352
First Mid Bancshares, Inc.	5,982	213,737
Firstsun Capital Bancorp (a)	3,279	111,617
Five Star Bancorp	5,200	184,652
Flagstar Bank NA	85,425	975,554
FNB Corp.	101,194	1,590,770
Fulton Financial Corp.	49,136	853,492
German American Bancorp, Inc.	9,011	347,284
Glacier Bancorp, Inc.	35,821	1,463,288
Great Southern Bancorp, Inc.	2,349	130,839
Hancock Whitney Corp.	25,029	1,429,406
Hanmi Financial Corp.	8,362	220,757
HBT Financial, Inc.	3,964	96,682
Heritage Commerce Corp.	19,811	206,034
Heritage Financial Corp.	9,375	208,031
Hilltop Holdings, Inc.	13,421	433,498
Home BancShares, Inc.	51,634	1,379,144
Hope Bancorp, Inc.	36,890	386,976
Horizon Bancorp, Inc.	15,186	236,902
Huntington Bancshares, Inc.	433,986	6,700,744
Independent Bank Corp.	13,900	935,331
Independent Bank Corp.	6,344	191,716
International Bancshares Corp.	15,446	1,025,306
Lakeland Financial Corp.	6,680	381,094
Live Oak Bancshares, Inc.	10,332	321,738
M&T Bank Corp.	44,595	8,199,683

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
Mercantile Bank Corp.	4,700	$206,095
Metrocity Bankshares, Inc.	5,958	152,584
Metropolitan Bank Holding Corp.	3,010	199,473
National Bank Holdings Corp. Class A	10,048	358,312
NB Bancorp, Inc.	7,818	141,271
NBT Bancorp, Inc.	13,928	563,666
Nicolet Bankshares, Inc.	3,829	452,358
Northeast Bank	2,039	175,925
Northfield Bancorp, Inc.	11,457	117,091
Northwest Bancshares, Inc.	41,374	484,490
OceanFirst Financial Corp.	18,183	330,567
OFG Bancorp	12,338	476,987
Old National Bancorp	96,973	1,981,158
Old Second Bancorp, Inc.	13,451	241,445
Origin Bancorp, Inc.	8,422	291,907
Orrstown Financial Services, Inc.	4,632	154,153
Park National Corp.	3,991	607,390
Pathward Financial, Inc.	6,318	430,003
Peapack-Gladstone Financial Corp.	3,528	89,258
Peoples Bancorp, Inc.	12,023	343,858
Pinnacle Financial Partners, Inc.	21,511	1,832,952
Popular, Inc.	19,104	2,129,523
Preferred Bank	1,971	177,883
Prosperity Bancshares, Inc.	26,523	1,745,744
Provident Financial Services, Inc.	29,627	541,878
QCR Holdings, Inc.	4,601	342,268
Regions Financial Corp.	251,194	6,078,895
Renasant Corp.	26,342	885,881
Republic Bancorp, Inc. Class A	2,581	170,088
S&T Bancorp, Inc.	10,704	392,195
Seacoast Banking Corp. of Florida	22,816	691,325
ServisFirst Bancshares, Inc.	14,171	995,796
Simmons First National Corp. Class A	39,424	685,189
South Plains Financial, Inc.	3,610	131,765
Southern Missouri Bancorp, Inc.	2,698	141,483
Southside Bancshares, Inc.	8,094	227,603
Southstate Bank Corp.	27,810	2,465,357
Stellar Bancorp, Inc.	13,253	390,036
Stock Yards Bancorp, Inc.	7,434	483,359
Synovus Financial Corp.	39,284	1,753,638
Texas Capital Bancshares, Inc. (a)	12,761	1,069,882
TFS Financial Corp.	13,723	182,516
Tompkins Financial Corp.	3,283	208,339
Towne Bank	19,260	626,143
TriCo Bancshares	9,033	399,530
Triumph Financial, Inc. (a)	6,450	351,267
Truist Financial Corp.	362,027	16,157,265
TrustCo Bank Corp.	4,761	179,537

		Shares	Value

Trustmark Corp.		15,520	$577,654
UMB Financial Corp.		20,774	2,220,325
United Bankshares, Inc.		39,611	1,417,678
United Community Banks, Inc.		32,398	946,022
Univest Financial Corp.		7,954	233,529
Valley National Bancorp		141,957	1,543,073
WaFd, Inc.		22,191	644,205
Washington Trust Bancorp, Inc.		5,863	159,708
Webster Financial Corp.		47,233	2,694,170
WesBanco, Inc.		26,947	811,105
Westamerica BanCorp		7,457	355,326
Western Alliance Bancorp		29,024	2,245,006
Wintrust Financial Corp.		18,506	2,406,150
WSFS Financial Corp.		15,385	801,405
Zions Bancorp NA		41,326	2,153,498
			145,654,018
TOTAL BANKS	678,944,774
CAPITAL MARKETS – 25.5%
Asset Management & Custody Banks – 7.9%
Acadian Asset Management, Inc.		7,416	356,710
Affiliated Managers Group, Inc.		7,952	1,892,258
Ameriprise Financial, Inc.		26,310	11,912,379
ARES Management Corp. Class A		59,660	8,872,038
Artisan Partners Asset Management, Inc. Class A		20,192	881,583
Bank of New York Mellon Corp.		197,809	21,349,525
Blackrock, Inc.		40,624	43,988,073
Blackstone, Inc.		201,423	29,536,669
Blue Owl Capital, Inc.		164,756	2,598,202
Carlyle Group, Inc.		65,030	3,467,400
Cohen & Steers, Inc.		7,935	542,119
Federated Hermes, Inc.		20,827	1,009,693
Franklin Resources, Inc.		81,778	1,849,000
Galaxy Digital, Inc. Class A (a)		47,176	1,651,632
Hamilton Lane, Inc. Class A		10,842	1,235,554
Invesco Ltd.		100,480	2,381,376
Janus Henderson Group PLC		35,919	1,564,632
KKR & Co., Inc.		172,117	20,366,605
Northern Trust Corp.		54,068	6,956,929
P10, Inc. Class A		12,040	122,326
SEI Investments Co.		28,777	2,319,714
State Street Corp.		79,398	9,183,173
StepStone Group, Inc. Class A		19,695	1,199,032
T. Rowe Price Group, Inc.		61,368	6,292,061
TPG, Inc.		36,578	2,013,253
Victory Capital Holdings, Inc. Class A		12,475	776,818
Virtus Investment Partners, Inc.		2,092	340,619
WisdomTree, Inc.		34,658	414,510
			185,073,883
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges & Data – 7.3%
Cboe Global Markets, Inc.		28,841	$7,084,503
CME Group, Inc.		99,395	26,388,379
Coinbase Global, Inc. Class A (a)		55,521	19,087,009
Donnelley Financial Solutions, Inc. (a)		7,449	342,282
FactSet Research Systems, Inc.		10,390	2,772,052
Intercontinental Exchange, Inc.		158,381	23,169,556
MarketAxess Holdings, Inc.		10,109	1,618,046
Moody's Corp.		44,636	21,438,671
Morningstar, Inc.		7,606	1,614,754
MSCI, Inc.		21,289	12,529,641
Nasdaq, Inc.		118,583	10,137,661
S&P Global, Inc.		86,610	42,197,258
Tradeweb Markets, Inc. Class A		32,013	3,373,850
			171,753,662
Investment Banking & Brokerage – 10.3%
BGC Group, Inc. Class A		104,607	956,108
Charles Schwab Corp.		477,092	45,094,736
Evercore, Inc. Class A		10,707	3,153,854
Freedom Holding Corp. (a)		5,071	779,210
Goldman Sachs Group, Inc.		84,864	66,989,096
Houlihan Lokey, Inc.		14,592	2,613,135
Interactive Brokers Group, Inc. Class A		120,851	8,503,076
Jefferies Financial Group, Inc.		42,966	2,269,894
Lazard, Inc.		26,523	1,294,322
LPL Financial Holdings, Inc.		22,179	8,368,359
Moelis & Co. Class A		15,775	999,031
Morgan Stanley		331,574	54,378,136
Perella Weinberg Partners		16,821	314,216
Piper Sandler Cos.		4,912	1,568,205
PJT Partners, Inc. Class A		6,507	1,048,343
Raymond James Financial, Inc.		52,984	8,406,971
Robinhood Markets, Inc. Class A (a)		201,493	29,575,143
Stifel Financial Corp.		28,791	3,409,718
StoneX Group, Inc. (a)		12,272	1,128,042
Virtu Financial, Inc. Class A		22,794	794,143
			241,643,738
TOTAL CAPITAL MARKETS	598,471,283
CONSUMER FINANCE – 5.4%
Consumer Finance – 5.4%
Ally Financial, Inc.		76,896	2,996,637
American Express Co.		154,822	55,848,940
Atlanticus Holdings Corp. (a)		1,943	107,079
Bread Financial Holdings, Inc.		2,886	180,808
Capital One Financial Corp.		176,906	38,917,551
Credit Acceptance Corp. (a)		1,619	724,243
Encore Capital Group, Inc. (a)		6,328	263,118
Enova International, Inc. (a)		6,985	835,196

		Shares	Value

EZCORP, Inc. Class A (a)		14,351	$261,906
FirstCash Holdings, Inc.		10,943	1,734,466
LendingClub Corp. (a)		32,351	562,584
LendingTree, Inc. (a)		3,156	201,984
Navient Corp.		23,678	289,582
Nelnet, Inc. Class A		3,808	491,422
NerdWallet, Inc. Class A (a)		10,910	127,320
OneMain Holdings, Inc.		34,154	2,021,575
PRA Group, Inc. (a)		11,675	160,064
PROG Holdings, Inc.		11,891	344,007
SLM Corp.		56,080	1,505,748
SoFi Technologies, Inc. (a)		305,112	9,055,724
Synchrony Financial		106,752	7,940,214
Upstart Holdings, Inc. (a)		23,763	1,129,218
World Acceptance Corp. (a)		840	107,075
TOTAL CONSUMER FINANCE	125,806,461
FINANCIAL SERVICES – 25.0%
Commercial & Residential Mortgage Finance – 0.6%
Enact Holdings, Inc.		9,483	338,733
Essent Group Ltd.		28,463	1,724,004
Federal Agricultural Mortgage Corp. Class C		2,642	419,127
Merchants Bancorp		6,467	201,706
MGIC Investment Corp.		66,056	1,811,255
NMI Holdings, Inc. (a)		22,831	831,733
PennyMac Financial Services, Inc.		8,579	1,079,324
Radian Group, Inc.		37,801	1,282,966
Rocket Cos., Inc. Class A		252,506	4,206,750
UWM Holdings Corp.		51,381	289,275
Walker & Dunlop, Inc.		9,751	779,300
			12,964,173
Diversified Financial Services – 1.0%
Apollo Global Management, Inc.		120,548	14,985,322
Equitable Holdings, Inc.		80,423	3,972,896
Jackson Financial, Inc. Class A		16,706	1,684,132
Voya Financial, Inc.		27,184	2,024,121
			22,666,471
Multi-Sector Holdings – 7.6%
Berkshire Hathaway, Inc. Class B (a)		374,473	178,825,836
Cannae Holdings, Inc.		15,399	275,334
Compass Diversified Holdings		18,788	119,868
			179,221,038
Specialized Finance – 0.0%
Burford Capital Ltd.		55,699	554,205
Transaction & Payment Processing Services – 15.8%
Affirm Holdings, Inc. (a)		73,890	5,311,214
Block, Inc. (a)		153,492	11,656,182
Cantaloupe, Inc. (a)		17,994	190,017
Cass Information Systems, Inc.		4,781	188,993
Corpay, Inc. (a)		18,689	4,865,681
Euronet Worldwide, Inc. (a)		11,953	906,755

Quarterly Report	4

Common Stocks – continued
		Shares	Value
FINANCIAL SERVICES – continued
Transaction & Payment Processing Services – continued
EVERTEC, Inc.		18,031	$513,343
Fidelity National Information Services, Inc.		146,035	9,130,108
Fiserv, Inc. (a)		153,144	10,213,173
Flywire Corp. (a)		31,072	413,879
Global Payments, Inc.		68,098	5,295,300
Jack Henry & Associates, Inc.		20,243	3,014,992
Marqeta, Inc. Class A (a)		110,385	500,044
Mastercard, Inc. Class A		236,485	130,537,355
NCR Atleos Corp. (a)		20,444	754,384
Paymentus Holdings, Inc. Class A (a)		8,844	252,938
Payoneer Global, Inc. (a)		80,507	466,136
PayPal Holdings, Inc. (a)		256,311	17,754,663
Remitly Global, Inc. (a)		48,531	778,437
Sezzle, Inc. (a)		5,257	344,596
Shift4 Payments, Inc. Class A (a)		16,839	1,163,575
Toast, Inc. Class A (a)		124,804	4,510,417
Visa, Inc. Class A		472,848	161,118,227
Western Union Co.		76,039	709,444
WEX, Inc. (a)		8,895	1,297,603
			371,887,456
TOTAL FINANCIAL SERVICES	587,293,343
INSURANCE – 14.3%
Insurance Brokers – 3.4%
Abacus Global Management, Inc. (a)		13,302	66,776
Aon PLC Class A		56,700	19,316,556
Arthur J Gallagher & Co.		70,581	17,609,254
Baldwin Insurance Group, Inc. (a)		19,450	429,845
Brown & Brown, Inc.		82,033	6,541,312
Crawford & Co. Class A		12,946	140,205
Goosehead Insurance, Inc. Class A		6,911	474,578
Hagerty, Inc. Class A (a)		10,008	112,290
Marsh & McLennan Cos., Inc.		136,214	24,266,524
Ryan Specialty Holdings, Inc.		29,656	1,625,149
Willis Towers Watson PLC		27,362	8,567,042
			79,149,531
Life & Health Insurance – 2.5%
Aflac, Inc.		143,540	15,386,053
Brighthouse Financial, Inc. (a)		17,212	982,289
CNO Financial Group, Inc.		31,753	1,270,755
F&G Annuities & Life, Inc.		8,230	244,020
Genworth Financial, Inc. (a)		114,792	968,844
Globe Life, Inc.		23,743	3,122,442
Lincoln National Corp.		40,682	1,708,644
MetLife, Inc.		159,677	12,745,418
Oscar Health, Inc. Class A (a)		55,314	995,652
Primerica, Inc.		9,741	2,531,394

	Shares	Value

Principal Financial Group, Inc.	63,936	$5,373,181
Prudential Financial, Inc.	99,279	10,325,016
Unum Group	47,114	3,459,110
		59,112,818
Multi-line Insurance – 0.7%
American International Group, Inc.	160,988	12,711,612
Assurant, Inc.	14,699	3,112,072
Horace Mann Educators Corp.	10,984	491,095
		16,314,779
Property & Casualty Insurance – 7.2%
Allstate Corp.	73,305	14,039,374
American Financial Group, Inc.	18,484	2,433,973
AMERISAFE, Inc.	5,623	225,370
Arch Capital Group Ltd.	103,729	8,952,850
Assured Guaranty Ltd.	13,371	1,077,435
Axis Capital Holdings Ltd.	22,881	2,143,034
Bowhead Specialty Holdings, Inc. (a)	4,529	108,515
Chubb Ltd.	105,382	29,184,491
Cincinnati Financial Corp.	43,562	6,734,250
Donegal Group, Inc. Class A	4,831	90,581
Employers Holdings, Inc.	6,515	248,417
Erie Indemnity Co. Class A	7,021	2,054,625
Fidelity National Financial, Inc.	72,051	3,980,097
First American Financial Corp.	28,391	1,774,721
Hamilton Insurance Group Ltd. Class B (a)	13,240	313,391
Hanover Insurance Group, Inc.	9,910	1,693,421
Hartford Insurance Group, Inc.	79,742	9,902,362
HCI Group, Inc.	2,753	561,640
Kemper Corp.	17,254	776,257
Kinsale Capital Group, Inc.	6,116	2,443,159
Lemonade, Inc. (a)	16,294	978,944
Loews Corp.	49,915	4,969,537
Markel Group, Inc. (a)	3,532	6,974,040
Mercury General Corp.	7,884	609,433
Old Republic International Corp.	65,089	2,568,412
Palomar Holdings, Inc. (a)	7,349	837,860
ProAssurance Corp. (a)	12,727	304,812
Progressive Corp.	161,810	33,332,860
RLI Corp.	22,700	1,338,392
Root, Inc. Class A (a)	3,098	249,451
Safety Insurance Group, Inc.	4,232	290,865
Selective Insurance Group, Inc.	16,874	1,271,287
Skyward Specialty Insurance Group, Inc. (a)	10,546	480,792
Stewart Information Services Corp.	7,724	527,317
Tiptree, Inc.	6,663	118,002
Travelers Cos., Inc.	62,657	16,830,923
Trupanion, Inc. (a)	9,697	387,783
United Fire Group, Inc.	6,835	206,622
Universal Insurance Holdings, Inc.	8,335	256,885
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
INSURANCE – continued
Property & Casualty Insurance – continued
W.R. Berkley Corp.		83,198	$5,935,345
White Mountains Insurance Group Ltd.		709	1,350,333
			168,557,858
Reinsurance – 0.5%
Everest Group Ltd.		11,874	3,734,610
Reinsurance Group of America, Inc.		18,484	3,372,591
RenaissanceRe Holdings Ltd.		13,656	3,469,853
SiriusPoint Ltd. (a)		20,450	372,190
			10,949,244
TOTAL INSURANCE	334,084,230
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.7%
Mortgage REITs – 0.7%
Adamas Trust, Inc.		22,933	152,963
AGNC Investment Corp.		279,831	2,798,310
Annaly Capital Management, Inc.		166,779	3,530,711
Apollo Commercial Real Estate Finance, Inc.		34,452	337,285
Arbor Realty Trust, Inc.		42,371	427,523
ARMOUR Residential REIT, Inc.		29,752	482,577
Blackstone Mortgage Trust, Inc. Class A		45,169	834,723
BrightSpire Capital, Inc.		37,447	193,227
Chimera Investment Corp.		22,578	288,095
Dynex Capital, Inc.		27,780	367,807
Ellington Financial, Inc.		24,638	328,178
Franklin BSP Realty Trust, Inc.		21,138	214,339
HA Sustainable Infrastructure Capital, Inc.		34,474	955,275
Invesco Mortgage Capital, Inc.		26,047	196,134
KKR Real Estate Finance Trust, Inc.		14,569	118,592
Ladder Capital Corp.		34,415	363,767
MFA Financial, Inc.		29,227	262,751
Orchid Island Capital, Inc.		31,131	225,077
PennyMac Mortgage Investment Trust		23,020	277,161

		Shares	Value

Ready Capital Corp.		43,822	$128,398
Redwood Trust, Inc.		43,306	229,955
Rithm Capital Corp.		156,877	1,720,941
Starwood Property Trust, Inc.		90,562	1,646,417
TPG RE Finance Trust, Inc.		19,086	165,094
Two Harbors Investment Corp.		33,528	325,892
TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)	16,571,192
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%
Real Estate Operating Companies – 0.0%
DigitalBridge Group, Inc.		49,720	588,188
SOFTWARE – 0.0%
Application Software – 0.0%
Dave, Inc. (a)		2,634	630,369
TOTAL COMMON STOCKS (Cost $1,614,756,768)			2,342,389,840
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.93% (b) (Cost $2,909,000)		2,909,000	2,909,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,617,665,768)	2,345,298,840
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,472,776
NET ASSETS – 100.0%	$2,346,771,616

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $216,540 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Financial Select Sector Index Contracts (United States)	21	December 2025	3,403,208	$ (81,646)	$ (81,646)
CME E-mini Russell 2000 Index Contracts (United States)	3	December 2025	373,485	329	329
Total Equity Index Contracts					$(81,317)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Quarterly Report	6

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	8